Share-based Compensation - Hutchmed Share Based Compensation Expense (Details) - Hutchmed Share Option Scheme - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation
Share-based compensation expense	$ 6,736,000	$ 16,365,000	$ 8,737,000
Unrecognized compensation cost	$ 10,907,000
Unrecognized compensation cost - weighted-average remaining service period (in years)	2 years 7 months 17 days
Research and development expenses
Share-based Compensation
Share-based compensation expense	$ 4,803,000	8,460,000	4,061,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	1,803,000	7,783,000	4,586,000
Cost of revenues
Share-based Compensation
Share-based compensation expense	$ 130,000	$ 122,000	$ 90,000